Employee Retirement and Severance Benefits (Summary of Defined Benefit Pension Plans Amortized from Accumulated Other Comprehensive Income (Loss) into Net Periodic Benefit Cost over Next Year) (Detail)
¥ in Millions
12 Months Ended
Dec. 31, 2016 JPY (¥)
Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Prior service credit	¥ (13,163)
Actuarial loss	13,852
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Prior service credit	43
Actuarial loss	¥ 5,765